INVENTORIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
INVENTORIES [Abstract]
Raw materials	$ 32,657		$ 91,045
Work-in-process	35,027		39,938
Finished goods	209,974		226,378
Total inventories	277,658		$ 357,361
Inventory write-down	$ 640	$ 799